Trade and Other Receivables (Current) - Schedule of Trade and Other Receivables (Current) (Details) - AUD ($)		Jun. 30, 2020	Jun. 30, 2019
Trade and other current receivables [abstract]
Trade receivables		$ 38,871	$ 16,529
Less: loss allowance
Net trade receivables		38,871	16,529
Other receivables	[1]	750,483	802,237
Total net current trade and other receivables		$ 789,354	$ 818,766

[1]	Other receivables majorly consists of R&D income grant receivable.